Average Annual Total Returns		12 Months Ended	21 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023
BNY Mellon Responsible Horizons Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.73%	(0.10%)
Performance Inception Date	Mar. 21, 2022
BNY Mellon Responsible Horizons Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.84%	(1.82%)
BNY Mellon Responsible Horizons Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.11%	(0.83%)
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	(1.31%)
ICE BofA US Corporate Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.40%	(0.03%)